Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restricted Stock Units (RSUs) | 2019 AEP
Awards
Outstanding, beginning of period (in shares)	11,601,185	13,507,360
Granted (in shares)	2,603
Vested (in shares)	(11,358,553)
Cancelled and forfeited (in shares)	(245,235)
Outstanding, ending of period (in shares)	0	11,601,185
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 0	$ 54.47
Granted (in dollars per share)	54.51
Vested (in dollars per share)	55.43
Cancelled and forfeited (in dollars per share)	$ 54.51
Restricted Stock Units (RSUs) | 2019 EIP
Awards
Outstanding, beginning of period (in shares)	192,999	903,925
Vested (in shares)	(192,999)
Outstanding, ending of period (in shares)	0	192,999
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 0	$ 51.00
Vested (in dollars per share)	$ 51.00
Executive Awards | 2022 RSU Plan
Awards
Outstanding, beginning of period (in shares)	11,129,734
Executed Awards converted from liability awards (in shares)	1,875,202
Granted (in shares)	17,134,484
Vested (in shares)	(6,751,502)
Cancelled and forfeited (in shares)	(631,500)
Outstanding, ending of period (in shares)	22,756,418	11,129,734
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 42.30	$ 35.87
Executed Awards converted from liability awards (in dollars per share)	51.00
Granted (in dollars per share)	43.68
Vested (in dollars per share)	37.47
Cancelled and forfeited (in dollars per share)	$ 40.27
Restricted Stock Units, Liability-Classified | 2019 AEP
Weighted Average Grant Date Fair Value Per RSU
Fair value of outstanding awards		$ 270.7
Restricted Stock Units, Liability-Classified | 2022 RSU Plan
Awards
Vested (in shares)	(351,022)